Borrowings - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Borrowings
Current borrowings	$ 16,654	₨ 1,151,818	₨ 491,860
Non-current borrowings	$ 356	24,587	359,969
Total borrowings		1,176,405	851,829
Finance lease liabilities
Borrowings
Current borrowings		3,071	4,920
Non-current borrowings		1,032	3,992
Finance lease liabilities | SGD | Fixed rate
Borrowings
Total borrowings		₨ 4,103	₨ 8,912
Finance lease liabilities | SGD | Fixed rate | Minimum
Borrowings
Interest rate (as a percent)	2.99%	2.99%	2.99%
Finance lease liabilities | SGD | Fixed rate | Maximum
Borrowings
Interest rate (as a percent)	3.18%	3.18%	3.18%
Bank overdraft
Borrowings
Current borrowings		₨ 797,343
Total borrowings		797,343
Vehicle loan
Borrowings
Current borrowings		15,653	₨ 14,310
Non-current borrowings		23,555	31,813
Vehicle loan | Fixed rate
Borrowings
Total borrowings		₨ 39,208	₨ 46,123
Vehicle loan | INR | Fixed rate | Minimum
Borrowings
Interest rate (as a percent)	8.00%	8.00%	8.00%
Vehicle loan | INR | Fixed rate | Maximum
Borrowings
Interest rate (as a percent)	10.00%	10.00%	10.00%
Secured loan from banks/NBFC's
Borrowings
Current borrowings		₨ 335,751	₨ 472,630
Non-current borrowings			324,164
Secured loan from banks/NBFC's | INR | Fixed rate
Borrowings
Interest rate (as a percent)	14.75%	14.75%
Total borrowings		₨ 161,120	400,116
Secured bank loans | USD | Fixed rate
Borrowings
Interest rate (as a percent)	9.00%	9.00%
Total borrowings		₨ 174,631	₨ 396,678